Related Party Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Hangzhou Qingniu [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	[1]	$ 840,535	$ 855,618
Huiyu Chuanggu [Membe]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	[2]	297,549
Amounts due to related parties	[3]		1,064,916
Baiming Yu [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	[1]	159,232
Amounts due to related parties	[4]		5,820
Hangzhou Shuige [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	[1]	79,926	421,092
Shuang Wu [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	[5]		1,424,989
Qijia Yu [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	[6]		5,437
Related Party [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties		1,377,242	2,707,136
Amounts due to related parties		141,872	1,217,442
Xiaoshan Ance [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due to related parties	[7]	137,804	142,499
Ming Zhao [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Amounts due to related parties	[4]	$ 4,068	$ 4,207

[1]	The balance represents an interest-free loan to the related party, which is repayable on demand, and includes minor sales transactions. The outstanding loan to Baiming Yu was fully repaid on July 21, 2025.
[2]	The balance represents the advance payment made by the Group to Huiyu Chuanggu for its management consulting service fee.
[3]	The balance represents the payment on behalf of the Group for its daily operations and the IPO costs, including legal fees and accounting fees.
[4]	The balance represents an advance from this related party for the Group’s daily operations, which is interest-free and has no fixed repayment term.
[5]	The balance represents advances made to the related party for the Group’s daily operational purposes, and reimbursement from the related party for the Group’s operational expenses.
[6]	The balance represents advances made to the related party for the Group’s daily operational purposes, and reimbursement from the related parties for the Group’s operational expenses.
[7]	The balance represents interest-free loans from the related party, which are due on demand.